Fair Value of Financial Instruments - Estimated Fair Values and Carrying Amounts of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Assets
Cash and cash equivalents	$ 391,396	$ 970,977	$ 573,296	$ 337,778
FDIC loss share receivable	162,312	423,069
Financial Liabilities
Deposits	10,737,000	10,748,277
Short-term borrowings	680,344	303,045	395,543
Long-term debt	280,699	423,377
Carrying Amount [Member]
Financial Assets
Cash and cash equivalents	391,396	626,517
Investment securities	2,090,906	2,149,990
Loans and loans held for sale	9,620,461	8,783,011
FDIC loss share receivable	162,312	284,471
Derivative instruments	30,076	42,119
Accrued interest receivable	32,143	32,707
Financial Liabilities
Deposits	10,737,000	10,686,268
Short-term borrowings	680,344	294,156
Long-term debt	280,699	323,046
Derivative instruments	26,735	36,890
Accrued interest payable	6,102	6,421
Fair Value [Member]
Financial Assets
Cash and cash equivalents	391,396	626,517
Investment securities	2,089,363	1,956,502
Loans and loans held for sale	9,724,432	8,800,563
FDIC loss share receivable	21,918	207,222
Derivative instruments	30,076	42,119
Accrued interest receivable	32,143	32,707
Financial Liabilities
Deposits	10,226,573	10,594,885
Short-term borrowings	680,344	294,156
Long-term debt	235,503	394,490
Derivative instruments	26,735	36,890
Accrued interest payable	$ 6,102	$ 6,421